Commitments and contingencies - Lease commitments (Details)	6 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)
Commitments and contingencies
Number of Operating Lease Agreements | item	1
General and administrative expenses
Commitments and contingencies
Operating lease expense | $	$ 9,269	$ 348,281